Consolidated Balance Sheets - Parenthetical In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB
ASSETS
Allowance for doubtful accounts	$ 50,966		$ 52,785
EQUITY
Common Stock, Par Value, Russian Rubles		10		10
Common Stock, Shares Authorized	497,969,086	497,969,086	497,969,086	497,969,086
Common Stock, Shares Issued	416,270,745	416,270,745	416,270,745	416,270,745
Common Stock, Shares Outstanding	416,270,745	416,270,745	416,270,745	416,270,745
Preferred Stock, Par Value, Russian Rubles		10		10
Preferred Stock, Shares Authorized	138,756,915	138,756,915	138,756,915	138,756,915
Preferred Stock, Shares Issued	83,254,149	83,254,149	83,254,149	83,254,149
Preferred Stock, Shares Outstanding	83,254,149	83,254,149	83,254,149	83,254,149